Condensed Consolidated Statements Of Changes In Stockholder's Equity - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Loss [Member]	Retained Earnings (Accumulated Deficit) [Member]
Beginning Balance at Dec. 31, 2019	$ 205,414		$ 236,503	$ (397)	$ (30,692)
Beginning Balance, Shares at Dec. 31, 2019		100
Net income	4,852				4,852
Equity compensation	121		121
Ending balance at Mar. 29, 2020	210,387		236,624	(397)	(25,840)
Ending balance, Shares at Mar. 29, 2020		100
Beginning Balance at Dec. 31, 2019	205,414		236,503	(397)	(30,692)
Beginning Balance, Shares at Dec. 31, 2019		100
Net income	17,361
Ending balance at Jun. 28, 2020	222,910		236,638	(397)	(13,331)
Ending balance, Shares at Jun. 28, 2020		100
Beginning Balance at Mar. 29, 2020	210,387		236,624	(397)	(25,840)
Beginning Balance, Shares at Mar. 29, 2020		100
Net income	12,509				12,509
Equity compensation	114		114
Capital distributions	(100)		(100)
Ending balance at Jun. 28, 2020	222,910		236,638	(397)	(13,331)
Ending balance, Shares at Jun. 28, 2020		100
Beginning Balance at Dec. 31, 2020	240,381		238,890	(674)	2,165
Beginning Balance, Shares at Dec. 31, 2020		100
Net income	(2,056)				(2,056)
Equity compensation	131		131
Foreign currency translation	(16)			(16)
Ending balance at Mar. 28, 2021	238,440		239,021	(690)	109
Ending balance, Shares at Mar. 28, 2021		100
Beginning Balance at Dec. 31, 2020	240,381		238,890	(674)	2,165
Beginning Balance, Shares at Dec. 31, 2020		100
Net income	21,042
Foreign currency translation	19
Ending balance at Jun. 27, 2021	261,704		239,152	(655)	23,207
Ending balance, Shares at Jun. 27, 2021		100
Beginning Balance at Mar. 28, 2021	238,440		239,021	(690)	109
Beginning Balance, Shares at Mar. 28, 2021		100
Net income	23,098				23,098
Equity compensation	131		131
Foreign currency translation	35			35
Ending balance at Jun. 27, 2021	$ 261,704		$ 239,152	$ (655)	$ 23,207
Ending balance, Shares at Jun. 27, 2021		100